Postretirement Benefits (Weighted Average Pension Plan Assumptions) (Detail) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Discount Rate	5.09%	5.77%
Benefit Obligations, Rate of Compensation Increase	4.04%	4.00%
Periodic Benefit Cost, Discount Rate	5.77%	6.31%	6.31%
Periodic Benefit Cost, Expected Long-Term Returns	7.24%	7.24%	7.95%
Periodic Benefit Cost, Rate of Compensation Increase	4.00%	3.79%	3.84%